Revenue from Contracts with Customers - Contract Assets Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capitalized Cost To Fulfill Customer Contracts
Change in Capitalized Contract Costs
Balance at beginning of period	$ 329	$ 298
Additions	1,453	1,504
Amortization	(1,447)	(1,465)
Impairment	0	0
Foreign currency translation and other	0	(8)
Balance at end of period	335	329
Capitalized Cost To Obtain Customer Contracts
Change in Capitalized Contract Costs
Balance at beginning of period	156	145
Additions	58	53
Amortization	(44)	(41)
Impairment	0	0
Foreign currency translation and other	1	(1)
Balance at end of period	$ 171	$ 156